STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-based Compensation Plans

Share-based compensation was recognized as follows:

	For the Nine	For the Nine
	Months Ending	Months Ending
	September 30, 2019	September 30, 2018

2007 Employee Stock Option Plan	$—	$15,149
2016 Equity Incentive Plan	500,591	323,927
Warrants	57,005	62,731

Total share-based compensation	$557,596	$401,807

Share-based compensation was recognized as follows:

	2018	2017

2007 Employee Stock Option Plan	$15,149	$18,322
2016 Equity Incentive Plan	372,539	776,416
Warrants	78,390	416,934

Total share-based compensation	$466,078	$1,211,672

Schedule of Non-Qualified Stock Options and Warrants Outstanding and Exercisable

The following tables summarize all stock option and warrant activity of the Company during the nine months ended September 30, 2019:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2018	18,964,867	$0.57 - $1.69	$0.91

Granted	1,122,500	$0.64 - $1.05	$0.83
Expired	(3,838,600)	$0.95 - $1.25	$1.13
Forfeited	(151,250)	$0.77 - $1.50	$0.91

Outstanding, September 30, 2019	16,097,517	$0.57 - $1.69	$0.85

Exercisable, September 30, 2019	15,190,336	$0.57 - $1.69	$0.85

The following tables summarize all stock option and warrant activity of the Company during the years ended December 31, 2018 and 2017:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2016	18,101,367	$0.57 - $1.69	$0.90

Granted	1,770,000	$0.60 - $1.50	$0.97
Expired	(772,500)	$0.68 - $1.69	$0.98
Forfeited	—	—	—
Exercised	(469,000)	$1.00. - $1.25	$1.07

Outstanding, December 31, 2017	18,629,867	$0.57 - $1.69	$0.90

Granted	720,000	$1.07 - $1.27	$1.19
Expired	(100,000)	$0.90 - $.90	$0.90
Forfeited	(85,000)	$0.92 - $1.22	$0.96
Exercised	(200,000)	$0.615 - $1.00	$0.81

Outstanding, December 31, 2018	18,964,867	$0.57 - $1.69	$0.91

Exercisable, December 31, 2018	18,504,240	$0.57 - $1.69	$0.90

Schedule of Non-Qualified Stock Options and Warrants Outstanding, by Exercise Price Range

During the three month period ending September 30, 2018, 100,000 options were exercised for proceeds of $100,000.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at September 30, 2019	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	15,190,336	3.92 Years	$0.85

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2018	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	18,504,240	3.53 Years	$0.90